Supplemental cash flow information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of supplement cash flow information [Line Items]
Other, net	¥ 1,661,218	¥ (212,473)
Net increase in time deposits [Member]
Disclosure of supplement cash flow information [Line Items]
Other, net	¥ 1,700,254